Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Major Transactions and Balances Amount with Related Parties

Major transactions and balances amount with related parties were as follows:

Transactions with related parties

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Purchases of storage and transportation service from an affiliated company	13,843	-	-
Purchases of inventories and services from an affiliated company	24,472	137,476	211,027
Sales of inventories to a company controlled by the Chief Executive Officer of the Group	-	11,384	20,113

Balance amounts with related parties

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from a company controlled by the Chief Executive Officer of the Group	5,594	2,789
Amounts due from affiliated companies	60	17,411
	5,654	20,200

Amounts due to an affiliated company	27,242	9,431